Significant accounting policies (Details) - Schedule of closing rates for the most significant foreign currencies	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Switzerland [Member]
Significant accounting policies (Details) - Schedule of closing rates for the most significant foreign currencies [Line Items]
Reporting entities	5,000
Closing rate	1,000	1,000	1,000
Average exchange rate	1,000	1,000	1,000
United States [Member]
Significant accounting policies (Details) - Schedule of closing rates for the most significant foreign currencies [Line Items]
Reporting entities	1,000
Closing rate	925.1000	911	884
Average exchange rate	955	914.2000	958.1000
Europe [Member]
Significant accounting policies (Details) - Schedule of closing rates for the most significant foreign currencies [Line Items]
Reporting entities	1,000
Closing rate	990.1000	1,036.1000	1,081.7000
Average exchange rate	1,005.000	1,081.000	1,082.5000
Australia [Member]
Significant accounting policies (Details) - Schedule of closing rates for the most significant foreign currencies [Line Items]
Reporting entities	1,000
Closing rate	630.5000	662	682.2000
Average exchange rate	662.9000	686.6000	654.6000